Segment Information	6 Months Ended
Jun. 30, 2018
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Segment Information

Note 4: Segment Information

The Company’s continuing business is organized as three reportable segments reflecting how the businesses are managed: Legal, Tax & Accounting, and Reuters News. Beginning in the first quarter of 2018, Reuters News became a reportable segment. Reuters News was previously an operating segment included within a Corporate and Other category. The accounting policies applied by the segments are the same as those applied by the Company.

Effective January 1, 2018, the operating results of Financial & Risk are reported as a discontinued operation, except for the Regulatory Intelligence and Compliance Learning businesses that the Company will retain after the closing of the proposed transaction and is now reported as part of the Legal segment. The Company’s Chief Executive Officer continues to act as the chief operating decision maker (CODM) for the Financial & Risk business due to its significance to the Company. See note 10 for financial information regarding the Financial & Risk business.

The reportable segments offer products and services to target markets as described below.

Legal

The Legal segment is a provider of critical online and print information, decision tools, software and services that support legal, investigation, business and government professionals around the world.

Tax & Accounting

The Tax & Accounting segment is a provider of integrated tax compliance and accounting information, software and services for professionals in accounting firms, corporations, law firms and government.

Reuters News

The Reuters News segment is a provider of real-time, multimedia news and information services to newspapers, television and cable networks, radio stations and websites around the globe.

The Company also reports “Corporate”, which includes expenses for corporate functions and does not qualify for segment reporting.

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Revenues
Legal	882	858	1,754	1,699
Tax & Accounting	359	350	796	767
Reuters News	72	74	144	148
Eliminations	(2)	(2)	(4)	(3)
Consolidated revenues	1,311	1,280	2,690	2,611

Adjusted EBITDA
Legal	321	325	640	639
Tax & Accounting	91	103	238	244
Reuters News	8	9	16	22
Corporate	(72)	(57)	(116)	(110)
Adjusted EBITDA	348	380	778	795
Fair value adjustments (see note 6)	(1)	1	(4)	6
Depreciation	(29)	(34)	(59)	(62)
Amortization of computer software	(100)	(93)	(198)	(189)
Amortization of other identifiable intangible assets	(28)	(35)	(57)	(70)
Other operating gains (losses), net	14	(1)	12	12
Consolidated operating profit	204	218	472	492
Net interest expense	(81)	(89)	(159)	(181)
Other finance income (costs)	14	(60)	21	(88)
Share of post-tax earnings (losses) in equity method investments	2	(7)	4	(5)
Tax benefit (expense)	3	(15)	(24)	(26)
Earnings from continuing operations	142	47	314	192

In accordance with IFRS 8, Operating Segments, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.

Adjusted EBITDA

●

Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments, and corporate related items.

●	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.
●

Each segment includes an allocation of costs for centralized support services such as technology, editorial, real estate and certain global transaction processing functions that are based on usage or other applicable measures.

●	Consolidated adjusted EBITDA is comprised of adjusted EBITDA from reportable segments and Corporate.